Shareholders' Equity - Weibo Available Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year	3,346	5,728	2,962
One-time Addition (in shares)			6,000
Granted (in shares)	(673)	(2,456)	(2,981)
Outstanding number of shares available for issuance at the end of the year	2,908	3,346	5,728
Weibo
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year	18,878	20,217	2,738
One-time Addition (in shares)			21,684
Granted (in shares)	(736)	(1,917)	(4,851)
Cancelled/expired/forfeited (in shares)	398	578	646
Outstanding number of shares available for issuance at the end of the year	18,540	18,878	20,217